Commitments and Contingencies (Details) - USD ($)			1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 01, 2019	Oct. 01, 2018	May 31, 2017	Aug. 08, 2016	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2019
Monthly Operating Lease Expenses				$ 6,400
Operating Leases, Rent Expense, Net					$ 128,256	$ 65,244	$ 410,759	$ 211,780	$ 343,253	$ 191,405
Operating Leases, Future Minimum Payments Due				$ 154,000	892,505		892,505
Operating Leases, Rent Expense, Sublease Rentals							77,111	$ 77,111	102,815	$ 102,815
Operating Lease, Payments			$ 3,333		78,303		225,249
Operating Lease, Right-of-Use Asset					$ 810,017		$ 810,017		$ 0		$ 0
Operating Lease, Weighted Average Discount Rate, Percent					4.50%		4.50%
Operating Lease, Weighted Average Remaining Lease Term					3 years 3 months 18 days		3 years 3 months 18 days
Operating Lease, Liability					$ 827,617		$ 827,617
Operating Lease, Cost					$ 75,414		$ 217,189
Base Rent Percent			5.00%
Lessee, Operating Lease, Renewal Term			5 years
Winter Park Florida [Member]
Lease Expiration Date		Sep. 30, 2020
Monthly Operating Lease Expenses		$ 1,887
Operating Leases, Future Minimum Payments Due		$ 45,288
Bethlehem Pennsylvania [Member]
Operating Leases, Future Minimum Payments Due	$ 89,000
Operating Leases, Rent Expense, Minimum Rentals	$ 2,415